Income Taxes Net Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Schedule of Net Deferred Tax Assets (Liabilties) by Segment [Line Items]
Deferred Tax Assets, Net	$ 313,829	$ 376,799
Lennar Homebuilding [Member]
Schedule of Net Deferred Tax Assets (Liabilties) by Segment [Line Items]
Deferred Tax Assets, Net	325,779	388,647
Lennar Financial Services [Member]
Schedule of Net Deferred Tax Assets (Liabilties) by Segment [Line Items]
Deferred Tax Liabilities, Net	(3,335)	(7,815)
Rialto Investments [Member]
Schedule of Net Deferred Tax Assets (Liabilties) by Segment [Line Items]
Deferred Tax Liabilities, Net	$ (8,615)	$ (4,033)